Borrowings, Financing And Debentures - Additional Information (Detail) R$ in Thousands, $ in Thousands, £ in Millions										12 Months Ended
	Jun. 29, 2020 BRL (R$)	Jan. 14, 2020 BRL (R$)	Jul. 22, 2019 BRL (R$)	Sep. 28, 2018 BRL (R$)	Sep. 21, 2018 BRL (R$)	Feb. 16, 2018 BRL (R$)	Sep. 28, 2017 BRL (R$)	Mar. 16, 2015 BRL (R$)	Feb. 25, 2014 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2020 USD ($)	Apr. 29, 2020 BRL (R$)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Notional Amount										R$ 3,690,054
Unsecured Debt [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount										1,122,929		$ 216,085
Unsecured Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount			R$ 1,576,450		R$ 1,000,000		R$ 2,600,000	R$ 800,000	R$ 600,000
Number Of Debentures Issued			157,645		100,000		260,000	80,000	60,000
Nominal Unit Value			R$ 10,000
Interest Costs										3,888	R$ 4,760
Debt Issuance Cost										9,466					R$ 13,354
Unsecured Debentures Due on February 24, 2017 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds From Issue Of Debentures									R$ 214,385
Unsecured Debentures Due on February 24, 2017 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued									20,000
Borrowings Adjustment To Interest Rate Basis									107.00%
Borrowings Maturity									February 24, 2017
Unsecured Debentures Due on February 25, 2018 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued									20,000
Borrowings Adjustment To Interest Rate Basis									107.50%
Borrowings Maturity									February 25, 2018
Unsecured Debentures Due on February 25, 2019 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued									20,000
Borrowings Adjustment To Interest Rate Basis									108.00%
Borrowings Maturity									February 25, 2019
Unsecured Debentures Due on March 16, 2018 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued								40,000
Borrowings Adjustment To Interest Rate Basis								107.00%
Borrowings Maturity								March 16, 2018
Unsecured Debentures Due on March 16, 2019 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued								25,000
Borrowings Adjustment To Interest Rate Basis								108.25%
Borrowings Maturity								March 16, 2019
Unsecured Debentures Due on March 16, 2020 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued								15,000
Borrowings Adjustment To Interest Rate Basis								109.00%
Borrowings Maturity								March 16, 2020
Repayments Of Debentures										92,820
Unsecured Debentures Due on September 25, 2020 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued							77,273
Borrowings Maturity							September 25, 2020
Borrowings Interest Rate Basis							CDI rate + 1.4% p.a.
Repayments Of Debentures										664,090
Unsecured Debentures Due on September 25, 2021 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures										382,960
Unsecured Debentures Due on September 25, 2021 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued							182,727
Borrowings Maturity							September 25, 2021
Borrowings Interest Rate Basis							CDI rate + 1.75% p.a.
Unsecured Debentures Due August 14, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount						R$ 1,400,000
Borrowings Adjustment To Interest Rate Basis				110.00%
Borrowings Maturity						August 14, 2019
Repayments Of Debentures						R$ 400,000				400,000
Amortization Of Borrowings				R$ 1,000,000
Unsecured Debentures Due September 21, 2020 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued					38,904
Borrowings Adjustment To Interest Rate Basis					109.50%
Borrowings Maturity					September 21, 2020
Unsecured Debentures Due September 21, 2021 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued					30,831
Borrowings Adjustment To Interest Rate Basis					110.50%
Borrowings Maturity					September 21, 2021
Unsecured Debentures Due September 21, 2022 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued					30,265
Borrowings Adjustment To Interest Rate Basis					112.00%
Borrowings Maturity					September 21, 2022
Unsecured Debentures Due August 26, 2024 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued			40,000
Borrowings Adjustment To Interest Rate Basis			1.00%
Borrowings Maturity			August 26, 2024
Borrowings Interest Rate Basis			100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1%
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued			9,570
Borrowings Adjustment To Interest Rate Basis			1.15%
Borrowings Maturity			August 26, 2024
Borrowings Interest Rate Basis			100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15%
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued			68,623
Borrowings Adjustment To Interest Rate Basis			1.15%
Borrowings Maturity			August 26, 2024
Borrowings Interest Rate Basis			100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15%
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Four [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued			39,452
Borrowings Adjustment To Interest Rate Basis			1.15%
Borrowings Maturity			August 26, 2024
Borrowings Interest Rate Basis			100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15%
Promissory notes [member]
Disclosure of detailed information about borrowings [line items]
Notes Issuance Costs										25,205	R$ 11,135
Deferred Notes Issuance Costs										2,121					R$ 20,962
Promissory notes [member] | Tranche One [Member] | Series One [Member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures	R$ 370,000	R$ 1,830,000
Promissory notes [member] | Tranche One [Member] | Series Two [Member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures	R$ 140,000
Promissory notes [member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount													R$ 500,000
Promissory notes [member] | Tranche Four [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount													R$ 250,000
Working capital loan [member] | Operations The Body Shop [Member] | Unsecured Debt [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Maximum Borrowing Capacity										R$ 500,835				£ 70
Borrowings Interest Rate Basis										Libor + 2%